FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT

NOTE 34 — FINANCIAL RISK MANAGEMENT

The Company’s activities expose it to certain financial risks mainly related to:

➢	market risk (currency risk, interest rate risk and price risk);

➢	credit risk, and

➢	liquidity risk.

The board of directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The board has established the risk committee, which is responsible for developing and monitoring the Company’s risk management policies. The committee reports quarterly to the board of directors on its activities.

The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities.

The Group’s board of directors oversees how management monitors compliance with the risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

Market risk

Interest rate risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk.

The debt of the Company is comprised of different instruments, which bear interest at either fixed or floating interest rates. The ratio of fixed and floating rate instruments in the loan portfolio is monitored and managed, by incurring either variable rate bank loans or fixed rate bonds as necessary.

The Company policy with regards to financial assets, is to invest cash at floating rates of interest and to maintain cash reserves in short-term investments in order to maintain liquidity, while also achieving a satisfactory return for shareholders.

Foreign currency risk

The Company is exposed to foreign currency risk as a result of certain transactions and borrowings which are denominated in foreign currencies. The foreign currencies in which the Company deals primarily are US Dollars, Singapore Dollars, Indonesian Rupees and South African Rands.

Credit risk

Credit risk is the risk that a customer or counterparty fail to fulfill its contractual obligations resulting in financial loss to the Company. The Company’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans to customers. The Company considers all elements of credit risk exposure such as counterparty default risk for risk management purposes.

Credit risk management

The Company’s credit committee is responsible for managing the Company’s credit risk by:

●	Ensuring that the Company has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Company’s stated policies and procedures, IFRS and relevant supervisory guidance.

●	Identifying, assessing and measuring credit risk across the Company, from an individual loan to a portfolio level.

●	Creating credit policies to protect the Company against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.

●	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.

●	Developing and maintaining the Company’s processes for measuring expected credit loss including monitoring of credit risk, incorporation of forward-looking information and the method used to measure expected credit loss.

●	Ensuring that the Company has policies and procedures in place to appropriately maintain and validate methods used to assess and measure expected credit loss.

●	Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for expected credit loss. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Company in the management of credit risk.

Maximum exposure to credit risk - financial instruments subject to impairment

The following table contains an analysis of the credit risk exposure of financial instruments for which an expected credit loss allowance is recognized. The gross carrying amount of financial assets below also represents the Company’s maximum exposure to credit risk on these assets.

●	Stage 1: Expected credit losses are recognized at the time of initial recognition of a financial instrument and represent the lifetime cash shortfalls arising from possible default events for the life of loan from the balance sheet date. Expected credit losses continue to be determined on this basis until there is either a significant increase in the credit risk of an instrument or the instrument becomes credit-impaired.

●	Stage 2: If a financial asset experiences a significant increase in credit risk since initial recognition, an expected credit loss provision is recognized for default events that may occur over the lifetime of the asset. Significant increase in credit risk is assessed by comparing the risk of default of an exposure at the reporting date to the risk of default at origination (after taking into account the passage of time). Significant does not mean statistically significant nor is it assessed in the context of changes in expected credit loss. Whether a change in the risk of default is significant or not is assessed using a number of quantitative and qualitative factors, the weight of which depends on the type of product and counterparty. Financial assets that are 30 or more days past due and not credit-impaired will always be considered to have experienced a significant increase in credit risk.

●	Stage 3: Financial assets that are credit-impaired (or in default) represent those that are past due more than the historical average collection period for past due loans, but not to exceed the original contractual loan terms. Financial assets are also considered to be credit-impaired where the obligors are unlikely to pay on the occurrence of one or more observable events that have a detrimental impact on the estimated future cash flows of the financial asset. It may not be possible to identify a single discrete event but instead the combined effect of several events may cause financial assets to become credit-impaired.

●

Loss provisions against credit-impaired financial assets are determined based on an assessment of the recoverable cash flows under a range of scenarios, including the realization of any collateral held where appropriate. The loss provisions held represent the difference between the present value of the cash flows expected to be recovered, discounted at the instrument’s original effective interest rate, and the gross carrying value of the instrument prior to any credit impairment.

	2024
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	USD	USD	USD	USD
Accounts receivable	-	-	7,620,758	7,620,758
Other receivables	-	-	1,741,176	1,741,176
Gross receivables	-	-	9,361,934	9,361,934
Credit impairment losses	-	-	(5,967,520)	(5,967,520)
Carrying amount	-	-	3,394,414	3,394,414

	2023
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	USD	USD	USD	USD
Accounts receivable	-	-	8,009,342	8,009,342
Other receivables	-	-	50,465	50,465
Gross receivables	-	-	8,059,807	8,059,807
Credit impairment losses	-	-	(6,140,411)	(6,140,411)
Carrying amount	-	-	1,919,396	1,919,396

Liquidity risk

The Company has incurred significant losses and needs to raise additional funds to meet its obligations and sustain its operations. While the Group holds substantial cash and digital assets on its balance sheet, there is a risk regarding its ability to continue as a going concern over the next twelve months if additional sources of capital are not secured. Management’s plans in regard to these matters are also described in Note 2

Prudent liquidity risk management implies maintaining sufficient cash and term deposits, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities.

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms or the earliest date on which the Group can be required to pay. The table has been drawn up based on the undiscounted cash flows of financial liabilities and include both interest and principal cash flows.

2024

	Carrying amount	Total contractual undiscounted cash flow	0-365 days	Over 1 year
Accounts payable	$3,285,495	$3,285,495	$3,285,495	$-
Due to related parties	4,002,880	4,002,880	4,001,091	1,789
Loans payable	10,263,804	10,263,804	229,815	10,033,989
Short term debt	40,000	40,000	40,000	-

Total	$17,592,179	$17,592,179	$7,556,401	$10,035,778

2023

	Carrying amount	Total contractual undiscounted cash flow	0-365 days	Over 1 year
Accounts payable	$4,406,850	$4,406,850	$4,406,850	$-
Due to related parties	2,148,148	2,148,148	2,148,148	-
Loans payable	2,722,111	2,722,111	2,467,656	254,455
Short term debt	122,415	122,415	122,415	-

Total	$9,399,524	$9,399,524	$9,145,069	$254,455